Commitments, Contingencies, and Concentrations	3 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies, and Concentrations

Note 10 - Commitments, Contingencies, and Concentrations

Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

As of September 30, 2019, the Company recorded an accrued liability for approximately $591,000 relative to unpaid payroll tax liabilities and associated penalties and fees which were assumed in the acquisition of Concepts and Solutions.

Concentrations

Galaxy contracts the manufacturer of its products with overseas suppliers. The Company’s sales could be adversely impacted by a supplier’s inability to provide Galaxy with an adequate supply of inventory.

Galaxy has one customer that accounted for approximately 40% of accounts receivable at September 30, 2019 and four customers that accounted for approximately 79% of accounts receivable at June 30, 2019. Galaxy has two customers that accounted for approximately 81% of total revenue for the three months ended September 30, 2019 and three customers that accounted for 89% of revenues for the three months ended September 30, 2018.